Costs of revenues (Tables)	12 Months Ended
Dec. 31, 2023
Costs of revenues.
Schedule of costs of revenues

	Years ended December 31,
(In thousands)	2021	2022	2023
Bandwidth costs	80,720	104,580	112,522
Revenue-sharing from live streaming business	26,506	78,636	67,302
Payment handling charges	3,066	6,500	8,494
Cost of inventories sold	1,516	2,228	5,911
Depreciation of servers and other equipment	4,805	1,363	740
Other costs (note)	1,990	6,747	5,680
Total	118,603	200,054	200,649

Note: Other costs mainly included content review costs and technical service costs.